Not FDIC Insured May Lose Value No Bank Guarantee
CAT-Q1PH
See Notes to Statement of Investments.

Statements of Investments
(unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
2
Notes to Financial Statements 17

Franklin California Tax-Free Trust
Statement of Investments (unaudited), March 31, 2021
Franklin California Intermediate-Term Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.8%
California 96.9%
ABAG Finance Authority for Nonprofit Corp. ,
Covia Communities Obligated Group, Revenue, 2011, Refunding, 5.25%, 7/01/22 . $ 2,400,000 $ 2,429,404
Jackson Laboratory (The), Revenue, 2012, ETM, 5%, 7/01/21 ................ 1,000,000 1,011,699
Jackson Laboratory (The), Revenue, 2012, ETM, 5%, 7/01/22 ................ 820,000 869,522
Jackson Laboratory (The), Revenue, 2012, Pre-Refunded, 5%, 7/01/23 ......... 460,000 487,781
Jackson Laboratory (The), Revenue, 2012, Pre-Refunded, 5%, 7/01/24 ......... 1,000,000 1,060,393
Odd Fellows Home of California, Revenue, 2012A, California Mortgage Insured, 5%,
4/01/23 ........................................................ 1,000,000 1,090,543
Odd Fellows Home of California, Revenue, 2012A, California Mortgage Insured, 5%,
4/01/24 ........................................................ 1,000,000 1,089,564
a
Align Affordable Housing Bond Fund LP , Breezewood 2019 LP , Revenue , 144A, 2020-3
TR , A , 2.625% , 8/01/25 ............................................. 14,300,000 14,204,027
Antelope Valley Community College District , GO , 2014A , Pre-Refunded , 5% , 8/01/25
4,210,000 4,869,665
Bay Area Toll Authority , Revenue , 2012F-1 , 5% , 4/01/22 ......................
15,000,000 15,726,291
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 483,629
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/32 ............ 1,750,000 1,896,044
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/33 ............ 600,000 646,969
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/35 ............ 3,040,000 3,260,397
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/37 ............ 1,600,000 1,706,804
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/38 ............ 1,320,000 1,404,757
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/34 ..................... 340,000 410,667
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/35 ..................... 400,000 481,650
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/36 ..................... 615,000 737,046
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/37 ..................... 660,000 787,995
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/38 ..................... 615,000 731,950
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/39 ..................... 600,000 712,021
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/40 ..................... 615,000 727,984
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/29 250,000 325,121
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 1,065,000 1,418,638
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/30 .................................................... 315,000 416,049
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/31 .................................................... 300,000 398,976
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/33 .................................................... 245,000 322,254
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/34 .................................................... 420,000 512,612
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/30 .. 425,000 561,335
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 .. 225,000 299,232
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/32 .. 250,000 330,669
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/33 .. 300,000 394,597
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/34 .. 365,000 445,484
California Educational Facilities Authority ,
Chapman University, Revenue, 2011, 5%, 4/01/25 ......................... 5,000,000 5,016,774
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/29 .............. 1,020,000 1,246,040
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/32 .............. 1,235,000 1,482,414
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/33 .............. 1,000,000 1,195,496
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/34 .............. 1,750,000 2,087,312
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/35 .............. 1,500,000 1,785,161
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/36 .............. 2,000,000 2,376,819
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/37 .............. 2,000,000 2,370,756
University of San Francisco, Revenue, 2011, ETM, 5%, 10/01/21 .............. 3,000,000 3,070,712
University of San Francisco, Revenue, 2018A, 5%, 10/01/37 ................. 1,365,000 1,681,829

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/22 .. $ 120,000 $ 126,860
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/24 .. 230,000 260,228
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/26 .. 540,000 644,559
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/28 .. 615,000 760,360
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/30 .. 250,000 317,876
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/35 .. 450,000 558,231
California Health Facilities Financing Authority ,
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/30 .............................................. 1,825,000 2,127,171
Casa Milagro LLC, Revenue, 2011A, California Mortgage Insured, 6%, 2/01/24 .... 2,000,000 2,008,355
Cedars-Sinai Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
11/15/30 ....................................................... 3,000,000 3,566,783
Cedars-Sinai Medical Center Obligated Group, Revenue, 2016A, Refunding, 5%,
8/15/31 ........................................................ 3,500,000 4,227,842
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 5%,
8/15/35 ........................................................ 1,650,000 1,959,382
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 5%,
8/15/36 ........................................................ 2,045,000 2,422,036
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 5%,
8/15/37 ........................................................ 1,330,000 1,571,304
El Camino Hospital, Revenue, 2017, 5%, 2/01/28 .......................... 2,100,000 2,565,251
El Camino Hospital, Revenue, 2017, 5%, 2/01/29 .......................... 2,460,000 2,983,033
El Camino Hospital, Revenue, 2017, 5%, 2/01/30 .......................... 1,250,000 1,506,023
El Camino Hospital, Revenue, 2017, 5%, 2/01/31 .......................... 1,200,000 1,443,499
Marshall Medical Center, Revenue, 2015, Refunding, California Mortgage Insured,
5%, 11/01/33 ................................................... 1,000,000 1,138,558
California Housing Finance ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 5,395,403 6,258,269
Lakeside Drive Senior Housing LP, Revenue, 2019N, FNMA Insured, 2.35%,
12/01/35 ....................................................... 9,705,420 9,989,708
Longshore Cove LP, Revenue, 2020 E, FNMA Insured, 2.5%, 2/01/38 .......... 3,726,246 3,903,003
California Infrastructure & Economic Development Bank ,
Revenue, 2015A, Pre-Refunded, 5%, 10/01/32 ............................ 2,915,000 3,506,624
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020B,
Refunding, 5%, 11/01/29 ........................................... 2,000,000 2,598,155
Broad Collection LLC, Revenue, 2011A, 5%, 6/01/21 ....................... 5,000,000 5,037,852
California Municipal Finance Authority ,
a,b
Revenue, 144A, 2009 A, Mandatory Put, 1.3%, 2/03/25 ..................... 1,800,000 1,843,469
ACI Royal York, Inc., Revenue, 2020 A, 3.125%, 2/15/33 .................... 620,000 593,493
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/29 ............... 1,350,000 1,631,758
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/31 ............... 1,000,000 1,199,710
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/33 ............... 1,070,000 1,274,901
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/35 ............... 1,000,000 1,186,638
California Home for the Aged, Inc. (The), Revenue, 2018, California Mortgage
Insured, 5%, 5/15/36 .............................................. 1,000,000 1,230,100
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/32 ........................ 1,000,000 1,237,101
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/34 ........................ 3,120,000 3,826,530
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/35 ........................ 1,000,000 1,222,046
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/37 ........................ 2,260,000 2,744,010
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/38 ........................ 1,000,000 1,210,679
Community Hospitals of Central California Obligated Group, Revenue, 2015A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,307,303
Community Hospitals of Central California Obligated Group, Revenue, 2015A,
Refunding, 5%, 2/01/28 ............................................ 1,500,000 1,703,733
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/25 ............................................ 2,000,000 2,305,580

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/26 ............................................ $ 2,010,000 $ 2,382,693
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/27 ............................................ 1,750,000 2,123,426
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/28 ............................................ 2,250,000 2,693,652
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/29 ............................................ 2,140,000 2,538,055
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/30 ............................................ 2,000,000 2,364,108
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/31 ............................................ 2,700,000 3,178,336
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/32 ............................................ 2,200,000 2,581,919
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/33 ............................................ 3,500,000 4,095,704
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/34 ............................................ 5,000,000 5,834,775
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/35 ............................................ 5,000,000 5,824,144
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/36 ............................................ 2,295,000 2,667,173
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 5%, 2/01/37 ............................................ 2,000,000 2,318,591
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/26 ............. 1,085,000 1,296,596
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/30 ....................................................... 1,200,000 1,472,280
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/39 ....................................................... 1,245,000 1,470,287
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/21 ... 1,435,000 1,448,294
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/23 ... 1,580,000 1,744,137
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/24 ... 1,000,000 1,145,486
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/32 ... 6,625,000 7,759,503
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 6/30/26 1,000,000 1,209,034
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 5,500,000 6,607,423
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 21,100,000 25,286,784
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/25 .... 1,000,000 1,151,580
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/26 .... 900,000 1,059,126
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/27 .... 1,300,000 1,523,954
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/28 .... 1,400,000 1,630,510
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/29 .. 1,000,000 1,173,369
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/30 .... 1,350,000 1,555,262
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/31 .. 1,250,000 1,455,489
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/36 .. 4,500,000 5,178,243
Northern California Retired Officers Community, Revenue, 2016, Refunding,
California Mortgage Insured, 5%, 1/01/37 .............................. 1,310,000 1,553,565
Pilgrim Place in Claremont, Revenue, 2016A, Refunding, California Mortgage
Insured, 5%, 5/15/31 .............................................. 2,750,000 3,367,311
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.25%, 12/01/27 .................................... 3,910,000 4,307,122
System Management Group, Revenue, 2019A, 5%, 4/01/35 .................. 1,780,000 2,218,138
System Management Group, Revenue, 2019A, 5%, 4/01/37 .................. 2,945,000 3,646,212
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/31 .............. 1,000,000 1,227,887
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/32 .............. 1,000,000 1,225,464
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/33 .............. 1,010,000 1,234,633
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/35 .............. 1,440,000 1,753,168

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
a
California Pollution Control Financing Authority ,
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/21 . $ 845,000 $ 854,700
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/22 . 855,000 905,312
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/29 . 4,350,000 5,326,305
California Public Finance Authority ,
b
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 B, Mandatory Put,
4%, 10/15/31 ................................................... 690,000 822,804
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021A, Refunding, 4%,
10/15/21 ....................................................... 215,000 218,769
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021A, Refunding, 4%,
10/15/22 ....................................................... 245,000 257,257
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021A, Refunding, 4%,
10/15/23 ....................................................... 285,000 307,836
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021A, Refunding, 4%,
10/15/24 ....................................................... 380,000 420,264
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021A, Refunding, 4%,
10/15/25 ....................................................... 400,000 450,938
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021A, Refunding, 4%,
10/15/26 ....................................................... 420,000 481,529
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021A, Refunding, 4%,
10/15/27 ....................................................... 400,000 464,485
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021A, Refunding, 4%,
10/15/28 ....................................................... 360,000 421,367
a
California School Finance Authority ,
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/26 . 300,000 353,283
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/27 . 320,000 384,118
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/24 100,000 113,343
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/25 105,000 122,432
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/26 110,000 131,696
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/27 100,000 122,652
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/28 100,000 124,776
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/29 100,000 126,852
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/30 100,000 128,492
California State Public Works Board ,
Revenue, 2012D, Pre-Refunded, 5%, 9/01/25 ............................ 2,920,000 3,122,201
Revenue, 2012D, Pre-Refunded, 5%, 9/01/26 ............................ 4,650,000 4,971,999
California State University, Revenue, 2010B-1, 5.375%, 3/01/25 ............... 2,500,000 2,509,413
State of California Department of Corrections & Rehabilitation, Revenue, 2014A, 5%,
9/01/26 ........................................................ 10,000,000 11,531,816
State of California Department of Corrections & Rehabilitation, Revenue, 2014D, 5%,
9/01/26 ........................................................ 6,835,000 7,881,996
California State University ,
Revenue, Pre-Refunded, 5%, 11/01/25 .................................. 10,000,000 10,281,790
Revenue, 2012 A, Pre-Refunded, 5%, 11/01/26 ........................... 11,000,000 11,850,175
Revenue, 2016A, Refunding, 5%, 11/01/29 ............................... 16,000,000 19,313,315
Revenue, 2016A, Refunding, 5%, 11/01/30 ............................... 5,000,000 6,021,605
California Statewide Communities Development Authority ,
Revenue, 2019A, Refunding, California Mortgage Insured, 5%, 11/15/34 ........ 750,000 941,946
Revenue, 2019A, Refunding, California Mortgage Insured, 5%, 11/15/37 ........ 735,000 914,374
Aldersly Obligated Group, Revenue, 2015A, Refunding, 4.5%, 5/15/25 .......... 985,000 1,046,631
Community Church Retirement Center, Revenue, 2013, California Mortgage Insured,
5%, 11/15/28 ................................................... 1,000,000 1,104,206
Hebrew Home for Aged Disabled, Revenue, 2016, California Mortgage Insured, 5%,
11/01/36 ....................................................... 9,000,000 10,673,460
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/26 ....................................... 1,000,000 1,154,317

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/28 ....................................... $ 1,250,000 $ 1,442,896
b
Kaiser Foundation Hospitals, Revenue, 2004 L, Mandatory Put, 5%, 11/01/29 ..... 10,000,000 13,171,380
Poway RHF Housing, Inc., Revenue, 2013A, California Mortgage Insured, 5%,
11/15/28 ....................................................... 500,000 552,103
Sutter Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 8/15/24 .... 2,000,000 2,134,116
Sutter Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 8/15/25 .... 4,715,000 5,031,179
Sutter Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 8/15/27 .... 7,005,000 7,474,743
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
3,235,000 3,835,530
Carson Public Financing Authority ,
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/25 ........................................................ 1,000,000 1,179,319
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/31 ........................................................ 1,000,000 1,296,056
Castaic Lake Water Agency , Santa Clarita Valley Water Agency , COP , 1999 A , AMBAC
Insured , Zero Cpn., 8/01/22 .......................................... 10,445,000 10,396,514
Ceres Redevelopment Agency Successor Agency , Tax Allocation , 2020 , Refunding ,
BAM Insured , 4% , 12/15/35 .......................................... 1,000,000 1,182,833
Chabot-Las Positas Community College District , GO , 2013 , Refunding , 5% , 8/01/24 .
6,715,000 7,452,114
Chino Valley Unified School District ,
GO, 2020 B, 5%, 8/01/35 ............................................ 100,000 131,169
GO, 2020 B, 5%, 8/01/36 ............................................ 125,000 163,103
GO, 2020 B, 5%, 8/01/37 ............................................ 250,000 325,066
GO, 2020 B, 5%, 8/01/38 ............................................ 350,000 453,020
GO, 2020 B, 5%, 8/01/39 ............................................ 400,000 516,289
c,d
Chula Vista Community Facilities District ,
City of Chula Vista Community Facilities District No. 16-1 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/46 ...................................... 855,000 933,486
City of Chula Vista Community Facilities District No. 16-1 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/51 ...................................... 1,045,000 1,137,990
City of Clovis ,
Sewer, Revenue, 2013, Refunding, BAM Insured, 5%, 8/01/28 ................ 1,200,000 1,325,520
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/26 ................ 2,620,000 2,847,006
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/27 ................ 1,000,000 1,086,643
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/32 ........... 250,000 284,491
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/36 ........... 550,000 618,927
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/40 ........... 625,000 696,857
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/40 ........... 550,000 614,983
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,194,651
City of Lincoln ,
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/33 195,000 221,330
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/35 215,000 241,498
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/37 250,000 279,186
City of Long Beach ,
Harbor, Revenue, 2019A, 5%, 5/15/37 .................................. 2,475,000 3,155,225
Harbor, Revenue, 2019A, 5%, 5/15/38 .................................. 2,250,000 2,856,801
Marina System, Revenue, 2015, 5%, 5/15/27 ............................. 1,285,000 1,470,189
Marina System, Revenue, 2015, 5%, 5/15/32 ............................. 1,250,000 1,403,163
City of Los Angeles ,
Department of Airports, Revenue, 2018 D, Refunding, 5%, 5/15/31 ............. 5,715,000 7,211,528
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/34 ............. 5,430,000 6,766,023
Department of Airports, Revenue, 2019 D, 5%, 5/15/30 ..................... 2,000,000 2,509,649
Department of Airports, Revenue, 2019 D, 5%, 5/15/31 ..................... 2,685,000 3,353,807
Department of Airports, Revenue, 2019 D, 5%, 5/15/33 ..................... 2,670,000 3,310,719

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports, Revenue, 2019 D, 5%, 5/15/34 ..................... $ 1,415,000 $ 1,748,754
Department of Airports, Revenue, 2019 F, 5%, 5/15/37 ...................... 1,285,000 1,587,123
Department of Airports, Revenue, 2019 F, 5%, 5/15/38 ...................... 7,500,000 9,238,819
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/32 ............. 3,205,000 4,177,833
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/33 ............. 3,000,000 3,894,688
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 7,380,000 9,443,364
Department of Airports, Revenue, 2021B, Refunding, 5%, 5/15/31 ............. 920,000 1,244,487
Department of Airports, Revenue, 2021B, Refunding, 5%, 5/15/32 ............. 920,000 1,234,534
Wastewater System, Revenue, 2012 B, Refunding, 5%, 6/01/28 ............... 11,700,000 12,340,211
Wastewater System, Revenue, 2013-A, Refunding, 5%, 6/01/27 ............... 9,145,000 10,064,721
City of Palo Alto ,
1915 Act, Special Assessment, 2012, Refunding, 5%, 9/02/28 ................ 1,000,000 1,062,442
1915 Act, Special Assessment, 2012, Refunding, 5%, 9/02/29 ................ 1,280,000 1,356,970
City of Porterville ,
Water, COP, 2021, AGMC Insured, 4%, 8/15/35 ........................... 230,000 276,913
Water, COP, 2021, AGMC Insured, 4%, 8/15/36 ........................... 200,000 239,690
Water, COP, 2021, AGMC Insured, 4%, 8/15/37 ........................... 175,000 208,981
City of Riverside ,
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/28 .......................... 3,870,000 4,577,505
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/29 .......................... 4,670,000 5,517,194
City of Sacramento ,
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/26 .................................................... 615,000 718,623
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/28 .................................................... 1,220,000 1,411,968
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/29 .................................................... 1,555,000 1,786,127
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/30 .................................................... 1,045,000 1,193,990
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/31 .................................................... 1,800,000 2,051,240
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/34 .................... 1,485,000 1,795,337
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/35 .................... 2,000,000 2,412,828
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/36 .................... 2,220,000 2,670,456
City of San Francisco , Public Utilities Commission Water , Revenue , 2015A ,
Refunding , 5% , 11/01/28 ............................................ 5,000,000 5,876,104
City of Santa Rosa , Wastewater , Revenue , 2020 A , 5% , 9/01/33 ................
4,260,000 5,629,213
City of Tustin ,
Community Facilities District No. 06-1, Special Tax, 2015A, Refunding, 5%, 9/01/30 1,000,000 1,175,159
Community Facilities District No. 06-1, Special Tax, 2015A, Refunding, 5%, 9/01/32 1,565,000 1,830,120
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,600,000 1,830,678
Compton Community Redevelopment Agency , Tax Allocation, Second Lien , 2010A , 5% ,
8/01/25 ......................................................... 8,275,000 8,299,871
Contra Costa Water District , Revenue , T , Refunding , 5% , 10/01/26 ..............
3,400,000 3,944,745
Corona Community Facilities District , Community Facilities District No. 2018-1
Improvement Area No. 1 , Special Tax , 2020 , 4% , 9/01/40 .................... 350,000 387,363
Corona-Norco Unified School District , GO , 2011 E , Zero Cpn., 8/01/25 ...........
4,645,000 5,474,356
Corona-Norco Unified School District Public Financing Authority ,
Special Tax, Senior Lien, 2013A, Refunding, 5%, 9/01/24 .................... 1,565,000 1,723,605
Special Tax, Senior Lien, 2013A, Refunding, 5%, 9/01/25 .................... 1,000,000 1,098,437
County of Sacramento ,
Airport System, Revenue, 2016B, Refunding, 5%, 7/01/35 ................... 1,000,000 1,194,921
Airport System, Revenue, 2016B, Refunding, 5%, 7/01/36 ................... 2,000,000 2,384,520
County of San Diego ,
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/26 ...... 105,000 120,795

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of San Diego, (continued)
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/27 ...... $ 120,000 $ 139,368
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/28 ...... 140,000 162,123
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/29 ...... 75,000 86,262
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/31 ...... 100,000 113,180
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/33 ...... 245,000 275,506
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/35 ...... 295,000 329,419
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/37 ...... 175,000 194,446
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/38 ...... 375,000 415,673
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/40 ...... 115,000 126,610
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/27 ...... 315,000 365,842
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/28 ...... 355,000 411,097
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/30 ...... 200,000 227,983
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/31 ...... 120,000 135,816
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/33 ...... 100,000 112,452
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/34 ...... 100,000 112,206
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/35 ...... 125,000 139,584
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/37 ...... 590,000 655,559
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/39 ...... 920,000 1,017,027
Community Facilities District No. 2008-01, Special Tax, 2020A, 4%, 9/01/40 ...... 475,000 522,954
a
CSCDA Community Improvement Authority , Oceanaire Apartments , Revenue , 144A,
2021A-1 , 3.2% , 9/01/46 ............................................. 5,000,000 4,991,262
Cupertino Union School District ,
GO, B, Pre-Refunded, 5%, 8/01/26 ..................................... 1,285,000 1,486,347
GO, B, Pre-Refunded, 5%, 8/01/27 ..................................... 1,500,000 1,735,035
GO, B, Pre-Refunded, 5%, 8/01/28 ..................................... 1,000,000 1,156,690
Del Mar Race Track Authority ,
Revenue, 2015, Refunding, 5%, 10/01/22 ................................ 1,435,000 1,476,270
Revenue, 2015, Refunding, 5%, 10/01/23 ................................ 1,510,000 1,577,470
Revenue, 2015, Refunding, 5%, 10/01/28 ................................ 1,925,000 2,029,424
Revenue, 2015, Refunding, 5%, 10/01/30 ................................ 1,125,000 1,178,346
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
3,220,000 3,911,338
East Bay Municipal Utility District ,
Wastewater System, Revenue, 2014A, Refunding, 5%, 6/01/25 ............... 2,845,000 3,383,477
Wastewater System, Revenue, 2014A, Refunding, 5%, 6/01/26 ............... 3,650,000 4,484,256
Wastewater System, Revenue, 2014A, Refunding, 5%, 6/01/27 ............... 1,500,000 1,895,441
Wastewater System, Revenue, 2014A, Refunding, 5%, 6/01/29 ............... 1,000,000 1,322,649
Water System, Revenue, 2015A, Refunding, 5%, 6/01/29 .................... 5,000,000 5,928,163
El Dorado Irrigation District ,
COP, 2020 A, 5%, 3/01/34 ........................................... 375,000 489,982
COP, 2020 A, 5%, 3/01/37 ........................................... 325,000 420,611
COP, 2020 A, 5%, 3/01/38 ........................................... 750,000 967,792
COP, 2020 A, 5%, 3/01/39 ........................................... 720,000 924,972
Revenue, 2016C, Pre-Refunded, 5%, 3/01/31 ............................ 2,500,000 3,041,766
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
1,130,000 1,331,997
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
2.493% , 7/25/35 ................................................... 24,595,229 25,768,894
Folsom Public Financing Authority ,
Special Tax, 2011A, Refunding, AGMC Insured, 5%, 9/01/23 ................. 1,005,000 1,023,890
Special Tax, 2011A, Refunding, AGMC Insured, 5%, 9/01/24 ................. 1,055,000 1,074,698
Foothill-De Anza Community College District ,
GO, 2015, Refunding, 5%, 8/01/27 ..................................... 1,250,000 1,489,117
GO, 2015, Refunding, 5%, 8/01/28 ..................................... 2,500,000 2,972,330
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/25 .......................... 2,500,000 2,497,407
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/26 .......................... 3,760,000 3,891,127
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/27 .......................... 6,395,000 6,836,466

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency, (continued)
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/29 .............. $ 19,895,000 $ 22,353,799
Revenue, 2015A, Refunding, AGMC Insured, Zero Cpn., 1/15/34 .............. 3,000,000 2,225,827
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/26 ..................... 305,000 362,992
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/27 ..................... 350,000 427,092
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/28 ..................... 320,000 397,521
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/29 ..................... 360,000 453,931
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/30 ..................... 400,000 511,079
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/31 ..................... 470,000 609,193
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/32 ..................... 300,000 358,953
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/33 ..................... 445,000 529,529
Fullerton School District Financing Authority ,
Special Tax, Senior Lien, 2013 A, Refunding, AGMC Insured, 5%, 9/01/27 ....... 1,000,000 1,106,441
Special Tax, Senior Lien, 2013 A, Refunding, AGMC Insured, 5%, 9/01/28 ....... 1,040,000 1,150,912
Golden State Tobacco Securitization Corp. ,
Revenue, 2018A-1, Refunding, 5%, 6/01/31 .............................. 1,000,000 1,226,682
Revenue, 2018A-1, Refunding, 5%, 6/01/32 .............................. 8,135,000 9,930,202
Revenue, 2018A-1, Refunding, 5%, 6/01/33 .............................. 10,000,000 12,144,088
Revenue, 2018A-1, Refunding, 5%, 6/01/35 .............................. 9,000,000 10,738,610
Imperial Community College District ,
GO, 2012, Refunding, AGMC Insured, 5%, 8/01/21 ......................... 1,010,000 1,025,439
GO, 2012, Refunding, AGMC Insured, 5%, 8/01/22 ......................... 1,170,000 1,242,667
GO, 2012, Pre-Refunded, AGMC Insured, 5%, 8/01/23 ...................... 1,350,000 1,437,010
Imperial Irrigation District ,
Electric System, Revenue, 2019, Refunding, 5%, 11/01/36 ................... 2,500,000 3,137,343
Electric System, Revenue, 2019, Refunding, 5%, 11/01/37 ................... 3,885,000 4,861,205
Electric System, Revenue, 2019, Refunding, 5%, 11/01/38 ................... 4,075,000 5,085,313
Independent Cities Finance Authority , San Juan Mobile Estates , Revenue , 2015 ,
Refunding , 5% , 8/15/30 ............................................. 1,575,000 1,770,699
Irvine Unified School District ,
c,d
GO, 2021 C, 2.25%, 9/01/50 ......................................... 2,500,000 2,409,425
Special Tax, 2020 A, 4%, 9/01/27 ...................................... 1,745,000 2,066,618
Special Tax, 2020 A, 4%, 9/01/28 ...................................... 1,135,000 1,363,804
Special Tax, 2020 A, 5%, 9/01/29 ...................................... 1,920,000 2,487,363
Special Tax, 2020 A, 5%, 9/01/30 ...................................... 1,910,000 2,515,442
Special Tax, 2020 A, 5%, 9/01/32 ...................................... 755,000 981,040
Special Tax, 2020 A, 4%, 9/01/34 ...................................... 2,300,000 2,724,153
Special Tax, 2020 A, 4%, 9/01/35 ...................................... 1,460,000 1,723,958
Special Tax, 2020 A, 4%, 9/01/36 ...................................... 1,320,000 1,551,484
Special Tax, 2020 A, 4%, 9/01/37 ...................................... 1,355,000 1,585,730
Special Tax, 2020 A, 4%, 9/01/38 ...................................... 2,735,000 3,188,237
Special Tax, 2020 A, 4%, 9/01/39 ...................................... 2,905,000 3,374,185
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/29 ........ 185,000 242,938
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/30 ........ 210,000 273,573
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/31 ........ 175,000 226,591
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/32 ........ 185,000 238,580
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/33 ........ 200,000 256,364
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/34 ........ 225,000 287,293
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/36 ........ 265,000 334,879
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/37 ........ 285,000 331,425
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/38 ........ 275,000 318,662
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/39 ........ 315,000 363,816
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/40 ........ 350,000 402,964
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/30 .......................... 2,750,000 3,046,053
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/33 .......................... 5,000,000 5,533,549
Special Tax, 2014A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,146,266

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Jurupa Public Financing Authority, (continued)
Special Tax, 2014A, Refunding, 5%, 9/01/28 ............................. $ 1,275,000 $ 1,461,399
Special Tax, 2014A, Refunding, 5%, 9/01/29 ............................. 530,000 607,322
Special Tax, 2015A, Refunding, 5%, 9/01/26 ............................. 1,855,000 2,208,106
Special Tax, 2015A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,186,211
Special Tax, 2015A, Refunding, 5%, 9/01/28 ............................. 1,025,000 1,213,322
Special Tax, 2015A, Refunding, 5%, 9/01/29 ............................. 1,155,000 1,366,196
Special Tax, 2015A, Refunding, 5%, 9/01/30 ............................. 1,510,000 1,785,967
Special Tax, 2015A, Refunding, 5%, 9/01/31 ............................. 1,190,000 1,407,169
Special Tax, 2015A, Refunding, 5%, 9/01/32 ............................. 2,505,000 2,960,196
Special Tax, 2015A, Refunding, 5%, 9/01/33 ............................. 2,635,000 3,110,651
Special Tax, 2020A, Refunding, BAM Insured, 4%, 9/01/32 ................... 700,000 826,428
Special Tax, 2020A, Refunding, BAM Insured, 4%, 9/01/36 ................... 1,175,000 1,358,106
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 5,694,548
Lammersville Joint Unified School District , Community Facilities District No. 200 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,856,727
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013B, 5%, 9/01/27 ............................. 1,400,000 1,522,962
Special Tax, Junior Lien, 2013B, 5.25%, 9/01/29 ........................... 810,000 879,073
Los Angeles Community College District , GO , 2015A , Pre-Refunded , 5% , 8/01/26 ...
15,000,000 17,350,352
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2014-A, Refunding, 5%, 7/01/26 ............................... 6,315,000 7,262,756
Revenue, 2014-A, Refunding, 5%, 7/01/27 ............................... 6,630,000 7,615,757
Revenue, 2017A, 5%, 7/01/38 ........................................ 1,755,000 2,166,966
Revenue, Senior Lien, 2012-B, Refunding, 5%, 7/01/23 ..................... 5,000,000 5,303,365
Los Angeles County Sanitation Districts Financing Authority , Revenue , 2011A , Pre-
Refunded , 5% , 10/01/22 ............................................. 2,750,000 2,816,534
Los Angeles Department of Water ,
Revenue, 2016 A, Refunding, 5%, 7/01/37 ............................... 10,450,000 12,396,497
Revenue, 2018 B, Refunding, 5%, 7/01/34 ............................... 2,500,000 3,174,836
Revenue, 2020 C, Refunding, 5%, 7/01/32 ............................... 1,750,000 2,334,395
Revenue, 2020 C, Refunding, 5%, 7/01/33 ............................... 2,500,000 3,320,506
Revenue, 2020 C, Refunding, 5%, 7/01/34 ............................... 2,750,000 3,638,992
Revenue, 2020 C, Refunding, 5%, 7/01/35 ............................... 1,335,000 1,761,690
Revenue, 2020 C, Refunding, 5%, 7/01/36 ............................... 4,500,000 5,916,592
Revenue, 2020A, Refunding, 5%, 7/01/35 ............................... 335,000 442,072
Revenue, 2020A, Refunding, 5%, 7/01/36 ............................... 725,000 953,229
Revenue, 2020A, Refunding, 5%, 7/01/37 ............................... 950,000 1,244,639
Revenue, 2020A, Refunding, 5%, 7/01/40 ............................... 10,000,000 12,953,116
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013A, 5%, 7/01/25 ............................ 5,135,000 5,559,657
Power System, Revenue, 2014 C, 5%, 7/01/27 ............................ 10,000,000 11,476,334
Power System, Revenue, 2014 D, 5%, 7/01/26 ............................ 2,600,000 2,986,571
Power System, Revenue, 2014 D, 5%, 7/01/27 ............................ 2,000,000 2,295,267
Power System, Revenue, 2014 D, 5%, 7/01/28 ............................ 2,550,000 2,922,907
Power System, Revenue, 2016B, 5%, 7/01/30 ............................ 3,000,000 3,592,682
Power System, Revenue, 2016B, 5%, 7/01/31 ............................ 6,700,000 8,006,386
Power System, Revenue, 2017B, Refunding, 5%, 7/01/34 ................... 23,350,000 28,664,995
Los Angeles Unified School District ,
GO, 2011A-1, Refunding, 5%, 7/01/23 .................................. 13,335,000 14,759,283
GO, 2011A-2, Refunding, 5%, 7/01/21 .................................. 5,000,000 5,058,498
GO, 2016 A, Refunding, 5%, 7/01/29 ................................... 5,000,000 5,921,589
GO, 2016B, Refunding, 5%, 7/01/30 .................................... 30,000,000 36,480,159
GO, 2020 RYQ, 4%, 7/01/36 ......................................... 5,000,000 6,002,003
Manteca Unified School District ,
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGMC Insured, 5%,
9/01/22 ........................................................ 1,000,000 1,066,310

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Manteca Unified School District, (continued)
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGMC Insured, 5%,
9/01/26 ........................................................ $ 1,280,000 $ 1,419,385
Martinez Unified School District , GO , 2011 , Refunding , 5.375% , 8/01/26 ..........
5,000,000 5,809,434
Menifee Union School District Public Financing Authority ,
Special Tax, 2016A, Refunding, 5%, 9/01/25 ............................. 1,200,000 1,381,348
Special Tax, 2017A, 5%, 9/01/25 ...................................... 1,405,000 1,620,578
Special Tax, 2017A, 5%, 9/01/28 ...................................... 1,250,000 1,464,125
Special Tax, 2017A, 5%, 9/01/30 ...................................... 1,550,000 1,805,026
Metropolitan Water District of Southern California ,
Revenue, 2011 C, Refunding, 5%, 10/01/26 .............................. 8,010,000 8,201,912
Revenue, 2014E, Refunding, 5%, 7/01/23 ............................... 20,000,000 22,169,508
Revenue, 2014E, Refunding, 5%, 7/01/24 ............................... 1,110,000 1,278,922
Revenue, 2016A, Refunding, 5%, 7/01/28 ............................... 5,000,000 6,039,681
Revenue, 2020 C, Refunding, 5%, 7/01/38 ............................... 18,000,000 23,639,485
Revenue, 2021 A, 5%, 10/01/31 ....................................... 1,175,000 1,609,669
Revenue, 2021 A, 5%, 10/01/32 ....................................... 1,000,000 1,363,554
Revenue, 2021 A, 5%, 10/01/33 ....................................... 1,750,000 2,375,390
Revenue, 2021 A, 5%, 10/01/34 ....................................... 1,435,000 1,940,956
Revenue, 2021 A, 5%, 10/01/35 ....................................... 1,100,000 1,482,991
Revenue, 2021 A, 5%, 10/01/36 ....................................... 1,175,000 1,577,876
Miracosta Community College District ,
GO, B, 4%, 8/01/33 ................................................ 1,030,000 1,269,825
GO, B, 4%, 8/01/34 ................................................ 1,725,000 2,115,410
Moreno Valley Unified School District ,
GO, 2007, Refunding, NATL Insured, Zero Cpn., 8/01/24 .................... 7,500,000 7,294,239
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/31 ........ 120,000 139,129
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/32 ........ 130,000 149,979
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/33 ........ 140,000 160,914
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/34 ........ 150,000 171,576
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/35 ........ 165,000 187,249
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/36 ....... 175,000 172,130
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/37 ....... 190,000 185,374
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/38 ..... 200,000 197,287
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/39 ..... 210,000 205,968
Community Facilities District No. 2016-1, Special Tax, 2020, 2.75%, 9/01/40 ...... 225,000 224,250
Mount Diablo Unified School District , GO , B-2 , Refunding , 5% , 7/01/27 ...........
3,200,000 3,391,261
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/28 ....
6,000,000 7,032,095
Mountain House Public Financing Authority ,
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/32 ....................................................... 400,000 479,688
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/33 ....................................................... 325,000 388,009
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/34 ....................................................... 300,000 355,850
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/35 ....................................................... 325,000 384,181
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/36 ....................................................... 310,000 365,016
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/37 ....................................................... 300,000 352,037
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/38 ....................................................... 300,000 349,484
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/39 ....................................................... 275,000 319,503
Mountain House Community Services District, Revenue, 2020 B, BAM Insured, 4%,
12/01/35 ....................................................... 1,000,000 1,177,276

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Murrieta Financing Authority ,
Special Tax, 2012, Refunding, 5%, 9/01/22 ............................... $ 1,495,000 $ 1,585,182
Special Tax, 2012, Refunding, 5%, 9/01/24 ............................... 1,810,000 1,923,897
Special Tax, 2012, Refunding, 5%, 9/01/25 ............................... 1,000,000 1,060,664
New Haven Unified School District ,
GO, 2012, Refunding, AGMC Insured, Zero Cpn., 8/01/22 ................... 11,750,000 11,687,742
GO, 2012, Refunding, AGMC Insured, Zero Cpn., 8/01/23 ................... 3,200,000 3,157,559
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/29 .................................... 2,595,000 2,861,448
COP, 2020, Refunding, 4%, 9/15/30 .................................... 2,700,000 2,955,851
COP, 2020, Refunding, 4%, 9/15/31 .................................... 2,805,000 3,043,277
COP, 2020, Refunding, 4%, 9/15/32 .................................... 1,600,000 1,730,127
Oxnard Financing Authority , Special Tax, Senior Lien , 2012A , 5% , 9/02/26 .........
1,020,000 1,083,072
Port of Oakland ,
Revenue, 2021 H, Refunding, 5%, 5/01/29 ............................... 1,900,000 2,402,241
Revenue, 2021 H, Refunding, 5%, 11/01/29 .............................. 2,000,000 2,547,974
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 5%, 9/01/32 100,000 129,838
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/34 500,000 598,404
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/36 715,000 849,849
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/38 835,000 978,047
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/40 965,000 1,124,115
Poway Unified School District Public Financing Authority ,
Special Tax, 2014, BAM Insured, 5%, 10/01/31 ............................ 1,700,000 1,891,814
Special Tax, 2014, BAM Insured, 5%, 10/01/32 ............................ 1,845,000 2,052,200
Special Tax, 2017A, Refunding, 5%, 9/01/27 ............................. 1,375,000 1,691,058
Special Tax, 2017A, Refunding, 5%, 9/01/30 ............................. 2,255,000 2,750,540
River Islands Public Financing Authority ,
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/35 ... 625,000 735,639
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/40 ... 1,665,000 1,924,132
Riverside Community College District , GO , 2014 A , Refunding , 5% , 8/01/27 .......
3,550,000 4,087,218
Riverside County Redevelopment Successor Agency ,
Tax Allocation, 2011B, 6.5%, 10/01/25 .................................. 1,225,000 1,263,125
Tax Allocation, Second Lien, 2011D, ETM, 6.5%, 12/01/21 ................... 160,000 166,567
Tax Allocation, Second Lien, 2011D, Pre-Refunded, 6.75%, 12/01/26 ........... 1,025,000 1,068,748
Riverside County Transportation Commission ,
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/25 .......................... 3,500,000 3,881,582
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/27 .......................... 4,000,000 4,436,094
Revenue, 2017B, Refunding, 5%, 6/01/38 ............................... 7,805,000 9,768,371
Riverside Unified School District ,
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/45 ........... 375,000 407,798
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/50 ........... 600,000 651,252
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,255,946
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/27 1,000,000 1,166,783
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/28 1,960,000 2,273,882
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/29 2,130,000 2,457,415
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/30 2,310,000 2,646,762
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/31 2,495,000 2,846,665
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/32 2,690,000 3,061,002
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/36 . 1,130,000 1,329,865

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sacramento City Financing Authority , Special Tax , 2013 A , Refunding , AGMC Insured ,
5% , 9/01/21 ...................................................... $ 1,305,000 $ 1,330,920
Sacramento County Sanitation Districts Financing Authority , Revenue , 2014A ,
Refunding , 5% , 12/01/29 ............................................ 2,000,000 2,279,059
Sacramento Municipal Utility District ,
Revenue, 2011 X, 5%, 8/15/25 ........................................ 7,445,000 7,576,200
Electric System, Revenue, 2020 H, 5%, 8/15/36 ........................... 7,465,000 9,831,882
San Bernardino County Transportation Authority ,
Revenue, 2014A, 5%, 3/01/30 ........................................ 2,685,000 3,027,279
Revenue, 2014A, 5%, 3/01/31 ........................................ 5,090,000 5,737,288
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/34 ............................... 3,600,000 4,535,231
Revenue, 2019 A, Refunding, 5%, 7/01/35 ............................... 3,750,000 4,712,427
Revenue, 2019 A, Refunding, 5%, 7/01/36 ............................... 5,000,000 6,262,512
Revenue, 2019 A, Refunding, 5%, 7/01/39 ............................... 5,500,000 6,830,625
San Diego County Regional Transportation Commission ,
Revenue, 2021 B, Refunding, 5%, 4/01/45 ............................... 4,500,000 5,823,053
Revenue, 2021 B, Refunding, 5%, 4/01/48 ............................... 6,000,000 7,737,426
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/34 ................ 850,000 1,127,759
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/35 ................ 850,000 1,124,513
San Francisco Bay Area Rapid Transit District ,
GO, 2013C, 5%, 8/01/27 ............................................ 2,640,000 2,927,189
GO, 2013C, 5%, 8/01/28 ............................................ 3,500,000 3,879,017
GO, 2020 C-1, 4%, 8/01/33 .......................................... 2,250,000 2,732,598
GO, 2020 C-1, 4%, 8/01/34 .......................................... 4,000,000 4,834,672
GO, 2020 C-1, 4%, 8/01/35 .......................................... 1,600,000 1,928,693
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series, 2019E, 5%, 5/01/37 ............................ 5,000,000 6,166,821
Revenue, Second Series, 2019H, Refunding, 5%, 5/01/24 ................... 15,040,000 17,124,269
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/33 ................ 1,000,000 1,241,340
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/34 ................ 1,335,000 1,651,254
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/35 ................ 1,000,000 1,233,852
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/36 ................ 1,000,000 1,230,330
San Francisco City & County Redevelopment Agency Successor Agency ,
Hotel Tax, Revenue, 2011, Refunding, AGMC Insured, 5%, 6/01/24 ............ 10,275,000 10,348,126
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014A, 5%, 8/01/30 ...................................... 1,080,000 1,211,508
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014A, 5%, 8/01/34 ...................................... 1,110,000 1,236,513
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,402,991
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 19,000,000 17,496,821
Revenue, Senior Lien, 2014A, Refunding, 5%, 1/15/29 ...................... 10,000,000 11,430,546
San Luis & Delta Mendota Water Authority , Revenue , 2013 A , Pre-Refunded , BAM
Insured , 5% , 3/01/29 ............................................... 1,000,000 1,091,044
San Mateo County Transit District ,
Revenue, 2015A, Refunding, 5%, 6/01/28 ............................... 3,000,000 3,544,663
Revenue, 2015A, Refunding, 5%, 6/01/29 ............................... 4,300,000 5,076,797
San Mateo Foster City Public Financing Authority ,
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/34 ..................... 1,000,000 1,299,038
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/36 ..................... 1,135,000 1,465,625
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/38 ..................... 1,500,000 1,925,498
San Ysidro School District ,
COP, 2015, Refunding, BAM Insured, 5%, 9/01/29 ......................... 1,100,000 1,275,730

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Ysidro School District, (continued)
COP, 2015, Refunding, BAM Insured, 5%, 9/01/31 ......................... $ 1,000,000 $ 1,157,078
COP, 2015, Refunding, BAM Insured, 5%, 9/01/33 ......................... 1,050,000 1,213,878
Sanger Public Financing Authority , Revenue , 2014 , Refunding , AGMC Insured , 5% ,
6/15/34 ......................................................... 7,000,000 8,068,890
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 5,229,698
Sierra View Local Health Care District ,
Revenue, 2020, Refunding, 4%, 7/01/24 ................................. 240,000 262,831
Revenue, 2020, Refunding, 4%, 7/01/26 ................................. 100,000 113,720
Revenue, 2020, Refunding, 5%, 7/01/28 ................................. 660,000 820,436
Revenue, 2020, Refunding, 5%, 7/01/30 ................................. 520,000 666,621
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/29 .................. 1,000,000 1,189,980
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/33 .................. 1,200,000 1,408,498
Sonoma-Marin Area Rail Transit District ,
Revenue, 2011 A, Pre-Refunded, 5%, 3/01/25 ............................ 15,410,000 16,099,058
Revenue, 2011 A, Pre-Refunded, 5%, 3/01/27 ............................ 11,945,000 12,479,121
Southern California Public Power Authority , Revenue , 2015C , Refunding , 5% , 7/01/26
5,000,000 5,834,396
State of California ,
GO, Refunding, 5.25%, 9/01/22 ....................................... 16,330,000 17,503,704
GO, Refunding, 5%, 10/01/22 ......................................... 15,785,000 16,928,072
GO, Refunding, 5%, 9/01/29 ......................................... 1,000,000 1,226,281
GO, Refunding, 5%, 4/01/30 ......................................... 10,000,000 12,981,635
GO, Refunding, 5%, 11/01/31 ......................................... 15,000,000 20,063,894
GO, 2012, Refunding, 5%, 2/01/22 ..................................... 15,000,000 15,603,912
GO, 2014, 5%, 12/01/27 ............................................. 5,000,000 5,611,440
GO, 2014, 5%, 12/01/28 ............................................. 5,000,000 5,610,023
State of California Department of Water Resources ,
Revenue, AM, 5%, 12/01/23 .......................................... 10,000,000 11,039,993
Revenue, AM, 5%, 12/01/24 .......................................... 8,495,000 9,376,529
Revenue, AM, Pre-Refunded, 5%, 12/01/25 .............................. 5,000,000 5,523,965
Revenue, AS, ETM, 5%, 12/01/24 ..................................... 35,000 40,864
Revenue, AS, 5%, 12/01/24 .......................................... 11,090,000 12,962,397
Revenue, AS, Pre-Refunded, 5%, 12/01/25 .............................. 5,000 5,848
Revenue, AS, 5%, 12/01/25 .......................................... 6,125,000 7,156,686
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. 45,000 52,540
Revenue, AS, 5%, 12/01/26 .......................................... 22,455,000 26,192,664
Revenue, BA, 5%, 12/01/35 .......................................... 12,180,000 15,782,788
Revenue, BB, Refunding, 5%, 12/01/34 ................................. 5,000,000 6,742,368
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021A, 1,
Refunding, 4%, 6/01/37 ............................................ 1,000,000 1,194,357
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021A, 1,
Refunding, 4%, 6/01/39 ............................................ 1,150,000 1,360,473
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/35 ............................................ 1,500,000 1,916,937
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/37 ............................................ 1,000,000 1,267,933
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/38 ............................................ 500,000 632,112
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/30 ........................... 500,000 641,395
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/32 ........................... 1,500,000 1,906,839

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Transbay Joint Powers Authority, (continued)
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/34 ........................... $ 1,050,000 $ 1,325,041
Tulare County Board of Education , COP , Pre-Refunded , BAM Insured , 5% , 5/01/28 ..
1,040,000 1,143,635
Twin Rivers Unified School District , GO , 2020 A , Refunding , AGMC Insured , 4% ,
8/01/35 ......................................................... 5,000,000 5,917,196
University of California ,
Revenue, 2014AM, 5%, 5/15/27 ....................................... 3,000,000 3,428,400
Revenue, 2014AM, 5%, 5/15/28 ....................................... 1,835,000 2,094,582
Revenue, 2016K, 5%, 5/15/37 ........................................ 1,000,000 1,196,169
Revenue, 2020 BE, Refunding, 5%, 5/15/34 .............................. 7,000,000 9,236,263
Revenue, 2021 Q, Refunding, 4%, 5/15/41 ............................... 7,000,000 8,374,802
Upper Santa Clara Valley Joint Powers Authority , Santa Clarita Valley Water Agency ,
Revenue , 2020 A , Refunding , 5% , 8/01/35 ............................... 700,000 882,082
Vacaville Unified School District ,
GO, D, 4%, 8/01/35 ................................................ 250,000 293,779
GO, D, 4%, 8/01/36 ................................................ 300,000 351,456
GO, D, 4%, 8/01/37 ................................................ 300,000 350,434
GO, D, 4%, 8/01/38 ................................................ 545,000 635,028
GO, D, 4%, 8/01/39 ................................................ 750,000 871,857
GO, D, 4%, 8/01/40 ................................................ 735,000 852,065
Washington Township Health Care District ,
Revenue, 2020 A, Refunding, 5%, 7/01/21 ............................... 375,000 378,895
Revenue, 2020 A, Refunding, 5%, 7/01/22 ............................... 200,000 210,592
Revenue, 2020 A, Refunding, 5%, 7/01/23 ............................... 200,000 218,529
Revenue, 2020 A, Refunding, 5%, 7/01/24 ............................... 200,000 225,383
Revenue, 2020 A, Refunding, 5%, 7/01/25 ............................... 215,000 248,562
Revenue, 2020 A, Refunding, 5%, 7/01/26 ............................... 275,000 325,547
Revenue, 2020 A, Refunding, 5%, 7/01/27 ............................... 400,000 483,389
Revenue, 2020 A, Refunding, 5%, 7/01/28 ............................... 400,000 490,452
Revenue, 2020 A, Refunding, 5%, 7/01/29 ............................... 350,000 434,791
Revenue, 2020 A, Refunding, 5%, 7/01/30 ............................... 325,000 408,099
Revenue, 2020 A, Refunding, 5%, 7/01/31 ............................... 350,000 436,536
Revenue, 2020 A, Refunding, 3%, 7/01/32 ............................... 800,000 839,886
Revenue, 2020 A, Refunding, 4%, 7/01/33 ............................... 275,000 313,441
Revenue, 2020 A, Refunding, 3%, 7/01/34 ............................... 870,000 891,278
Revenue, 2020 A, Refunding, 4%, 7/01/35 ............................... 300,000 337,578
Revenue, 2020 A, Refunding, 3%, 7/01/36 ............................... 1,400,000 1,420,107
Revenue, 2020 A, Refunding, 3%, 7/01/37 ............................... 725,000 732,704
Revenue, 2020 A, Refunding, 3%, 7/01/38 ............................... 750,000 755,612
West Basin Municipal Water District ,
Revenue, 2016A, Refunding, 5%, 8/01/32 ............................... 1,975,000 2,355,576
Revenue, 2016A, Refunding, 5%, 8/01/33 ............................... 2,630,000 3,134,049
Western Municipal Water District Facilities Authority , Revenue , 2020A , Refunding , 5% ,
10/01/38 ........................................................ 2,750,000 3,619,207
1,782,542,610
U.S. Territories 0.9%
Guam 0.2%
Guam Power Authority ,
Revenue, 2012A, Refunding, AGMC Insured, 5%, 10/01/22 .................. 2,000,000 2,135,195
Revenue, 2012A, Refunding, AGMC Insured, 5%, 10/01/21 .................. 2,000,000 2,045,018
4,180,213
Puerto Rico 0.7%
Puerto Rico Electric Power Authority ,
Revenue, UU, Refunding, AGMC Insured, 5%, 7/01/23 ...................... 5,000,000 5,161,998

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 18 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
e
Revenue, WW-RSA-1, 5.375%, 7/01/23 ................................. $ 5,000,000 $ 4,556,250
Puerto Rico Highway & Transportation Authority , Revenue , 2007 N , Refunding , AGMC
Insured , 5.25% , 7/01/36 ............................................. 2,200,000 2,740,094
12,458,342
Total U.S. Territories .................................................................... 16,638,555
Total Municipal Bonds (Cost $1,687,926,452) ...................................
1,799,181,165
a a a a
Short Term Investments 1.6%
Municipal Bonds 1.6%
California 1.6%
f
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008B , LOC Wells Fargo Bank NA , Daily VRDN and Put ,
0.04% , 8/15/47 ................................................... 7,300,000 7,300,000
f
State of California ,
GO, 2003A-2, Refunding, LOC Bank of Montreal, Daily VRDN and Put, 0.01%,
5/01/33 ........................................................ 5,200,000 5,200,000
GO, 2003A-3, Refunding, LOC Bank of Montreal, Daily VRDN and Put, 0.02%,
5/01/33 ........................................................ 9,130,000 9,130,000
GO, 2004 A1, Refunding, LOC Citibank NA, Daily VRDN and Put, 0.01%, 5/01/34 . 7,115,000 7,115,000
f
University of California , Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 0.03% ,
5/15/48 ......................................................... 500,000 500,000
29,245,000
Total Municipal Bonds (Cost $29,245,000) ......................................
29,245,000
Total Short Term Investments (Cost $29,245,000 ) ................................
29,245,000
a
Total Investments (Cost $1,717,171,452) 99.4% ..................................
$1,828,426,165
Other Assets, less Liabilities 0.6% .............................................
10,552,212
Net Assets 100.0% ...........................................................
$1,838,978,377
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $29,732,719, representing 1.6% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California Intermediate Term Tax Free Income Fund (Fund)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin California Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have o ccurred that require disclosure .
Abbreviations
Selected Portfolio
1915 Act Improvement Bond Act of 1915
ABAG Association of Bay Area Governments
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificate of Participation
ETM Escrow to Maturity
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GO General Obligation
LOC Letter of Credit
NATL National Reinsurance Corp.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.